PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Land Leases [Text Block]
NOTE 8 -	PREPAID LAND LEASES

A summary of prepaid land leases is as follows:

	June 30,
	2015	2016

Prepaid land leases	$13,362	$12,641
Less: Accumulated amortization	(1,713)	(1,868)

	$11,649	$10,773

The amortization for the years ended June 30, 2014, 2015 and 2016 were $245, $197 and $281, respectively.

Of the total prepaid land leases, $5,112 and 4,593 as of June 30, 2015 and 2016, respectively, are pledged to secure the long-term bank loans (note 14).

The annual amortization of prepaid land leases for each of the five succeeding years is as follows:

Year ending June 30,
2017	$268
2018	268
2019	268
2020	268
2021	268

$1,340